Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED MAY 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED May 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED MAY 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY: Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED May 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED May 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated September 14, 2017 to

PROSPECTUS DATED May 1, 2017

RISK/RETURN SUMMARY FOR BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: Effective January 1, 2018, RIM will change each Fund’s secondary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.